Subsequent events (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 23, 2019 Share $ / shares	Dec. 31, 2018 Share	Dec. 31, 2017 Share
Statements [Line Items]
Number of share options granted in share-based payment arrangement		1,860,000	1,150,000
Subsequent events [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement	300,000
Price of share options granted | $ / shares	$ 0.35